FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MAK Capital One LLC
Address:   590 Madison Ave, 9th Floor
           New York, New York 10022

13F File Number:  _______________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman
----------------------------
(Signature)

New York, New York
----------------------------
(City, State)

February 14, 2007
----------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $152,185 (thousands)

List of Other Included Managers:

         None

FORM 13F INFORMATION TABLE     Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 12/31/06

                            TITLE OF                VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER            VOTING AUTHORITY
       NAME OF ISSUER        CLASS     CUSIP       (x$1000)   PRN AMT   PRN  CALL  DISCRETN MANAGERS    SOLE       SHARED     NONE

ACCLELRYS INC                 COM     00430U103     7,750   1,289,447   SH           SOLE            1,289,447
ACETO CORP                    COM     004446100    10,415   1,205,462   SH           SOLE            1,205,462
ALLIED HEALTHCARE PRODS INC   COM     01923A109       188      64,389   SH           SOLE               64,389
ANSWERTHINK INC               COM     36916104      5,936   1,927,421   SH           SOLE            1,927,421
ARQULE INC                    COM     04269E107     1,413     238,766   SH           SOLE              238,766
CAPITAL ONE FINL              COM     14040H105               156,000   SH   PUT     SOLE              156,000
CAVALIER HOMES INC            COM     149507105     2,193     527,264   SH           SOLE              527,264
CIPHERGEN BIOSYSTEMS INC      COM     17151Y104       363     407,436   SH           SOLE              407,436
CIRCUIT CITY STORES INC       COM     17252Y104               180,000   SH   PUT     SOLE              180,000
CLINICAL DATA INC             COM     18725U109     5,367     334,368   SH           SOLE              334,368
EXACT SCIENCES CORP           COM     30063P105     6,341   2,240,696   SH           SOLE            2,240,696
GETTY IMAGES INC              COM     374276103     5,353     125,000   SH           SOLE              125,000
IGATE CORP                    COM     45169U105    16,031   2,330,153   SH           SOLE            2,330,153
KINDRED HEALTHCARE INC        COM     494580103    21,206     839,833   SH           SOLE              839,833
KINETIC CONCEPTS INC          COM     49460W108    15,587     394,100   SH           SOLE              394,100
MIRANT CORP                   COM     60467R100     5,231     165,698   SH           SOLE              165,698
NEUROBIOLOGICAL TECHNOLOGIES  COM     64124W106     1,439     698,386   SH           SOLE              698,386
OPTIMAL GROUP INC           CL A NEW  68388R208     5,455     572,975   SH           SOLE              572,975
PERMA-FIX ENVIRONMENTAL SVCS  COM     714157104     5,574   2,402,623   SH           SOLE            2,402,623
PRESSTEK INC                  COM     741113104     2,044     321,306   SH           SOLE              321,306
SIGMATEL INC                  COM     82661W107     2,207     503,902   SH           SOLE              503,902
SUN HEALTHCARE GROUP INC      COM     866933401     7,779     615,952   SH           SOLE              615,952
UNIVERSAL HEALTH SERVICES B   COM     913903100    23,389     421,959   SH           SOLE              421,959
WASHINGTON MUTUAL INC         COM     939322103               382,500   SH   PUT     SOLE              382,500
WELLS FARGO & COMPANY         COM     949746101       924     860,000   SH   PUT     SOLE              860,000
WELLS FARGO & COMPANY         COM     949746101               218,800   SH   PUT     SOLE              218,800
